DISPOSAL OF ASSETS (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure Of Disposal Of Assets [Abstract]
Summary of Disposals
Summarized financial information relating to the disposal of the portfolio is shown below:

(MILLIONS)
Net proceeds	$90
Carrying value of net assets held for sale
Assets	336
Liabilities	(188)
Non-controlling interests	(53)
95
Loss on disposal	$(5)